Earnings per share (Tables)	12 Months Ended
Dec. 31, 2022
Earnings per share [abstract]
Summary Of Earnings Per Share

	Year ended December 31,
	2022	2021	2020
Numerator – Basic earnings per share (£’000s):
(Loss)/profit attributable to equity holders of the parent	(34,196)	12,725	(163,628)

Denominator – Basic earnings per share:
Weighted average number of ordinary shares	603,196,403	527,818,648	338,953,141
(Loss)/profit per share – basic (£)	(0.06)	0.02	(0.48)

Numerator – Diluted earnings per share (£’000s):
(Loss)/profit attributable to equity holders of the parent	(34,196)	12,725	(163,628)
Effect of dilutive ordinary shares	—	(38,523)	—
Numerator – Diluted earnings per share	(34,196)	(25,798)	(163,628)

Denominator – Diluted earnings per share:
Number of ordinary shares used for basic earnings per share	603,196,403	527,818,648	338,953,141
Weighted average effect of dilutive ordinary shares	—	27,457,163	—
Weighted average number of diluted ordinary shares outstanding	603,196,403	555,275,811	338,953,141
Loss per share – diluted (£)	(0.06)	(0.05)	(0.48)